EATON VANCE BALANCED FUND

Supplement to Statement of Additional Information dated May 1, 2023

The following replaces the table under “Share Ownership.” in “Management and Organization”:

Name of Trustee	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in Funds Overseen by Trustee in the Eaton Vance Family of Funds
Interested Trustees
Thomas E. Faust Jr.	Over $100,000	Over $100,000
Anchal Pachnanda(1)	None	None
Noninterested Trustees
Alan C. Bowser	None	None
Mark R. Fetting	Over $100,000	Over $100,000
Cynthia E. Frost	None	Over $100,000
George J. Gorman	None	Over $100,000
Valerie A. Mosley	None	Over $100,000
William H. Park	None	Over $100,000
Helen Frame Peters	None	Over $100,000
Keith Quinton	None	Over $100,000
Marcus L. Smith	None	Over $100,000
Susan J. Sutherland	None	Over $100,000(2)
Scott E. Wennerholm	None	Over $100,000(2)
Nancy A. Wiser	None	Over $100,000
(1) Ms. Pachnanda began serving as a Trustee effective April 1, 2023.
(2) Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

June 26, 2023